LEASES	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
LEASES

5.

LEASES

(a)

Right-of-use assets

The carrying amounts of the Group’s right-of-use assets with lease periods of two to three years and the movements during the year are as follows:

	Buildings	Total	Total
	CNY	CNY	US$

As of January 1, 2019	1,803	1,803	259
Depreciation charge	(1,187)	(1,187)	(171)

As of December 31, 2019	616	616	88

(b)

Lease liabilities

	2019	2019
	Lease liabilities	Lease liabilities
	CNY	US$

Carrying amount at January 1, 2019	1,803	259
Accretion of interest recognized during the year	60	9
Payments	(1,060)	(153)

Carrying amount at December 31, 2019	803	115
Analyzed into:
Current portion	803	115
Non-current portion	—	—

(c)

The amounts recognized in profit or loss in relation to leases are as follows:

	2019	2019
	CNY	US$
Interest on lease liabilities	60	9
Depreciation charge of right-of-use assets (Note 11)	1,187	171
Expense relating to short-term leases (included in selling and distribution expenses and administrative expenses) (Note 11)	46	7
Total amount recognized in profit or loss	1,293	187